NOTE 2 - PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
NOTE 2 -        PROPERTY AND EQUIPMENT

Property and equipment, net consists of the following at December 31, 2011 and 2010:

	2011	2010

Office equipment	$19,249	$19,249
Furniture	6,307	6,307
Computers and software	7,003	5,092
Leasehold improvements	2,493	-
	35,052	30,648
Accumulated depreciation	(31,077)	(29,304)

Property and equipment, net	$3,975	$1,344

Depreciation expense for the years ended December 31, 2011 and 2010 was $1,770 and $1,697, respectively.